Notes Receivable (Minimum Future Receipts Under Notes Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Notes Receivable [Abstract]
2013	$ 3,366
2014	2,612
2015	3,380
2016	5,381
2017	26,205
Thereafter	37,219
Minimum future notes receivable	$ 78,163